EXPLANATION OF THE RESTATEMENT (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 15, 2022	Dec. 14, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,133,622		$ 1,668,847	$ 737,404		$ 569,298		$ 319,987	$ 1,989,419
Accounts receivable	176,679		207,470
Accounts receivable, related party			(0)			177,519
Prepayments - development costs	212,619		131,340	4,034		150,000
Prepaid expenses	101,409		76,741	32,614		62,300
Total current assets	1,624,329		2,085,810	774,052		959,117
Oil and natural gas properties, net	217,791
Other assets	105,179		105,179	80,179		80,179
TOTAL ASSETS	1,947,299		2,190,989	854,231		1,039,296
Current liabilities:
Accounts payable	298,377		3,777,693	1,271,140		4,947,774
Note Payable - META				21,589,362		22,573,724
Note Payable - Related Party	42,499,082		41,221,028	19,000,000		2,000,000
Accrued interest payable	80,502			2,511,173		1,571,336
Total current liabilities	50,203,232		49,180,177	44,371,675		31,092,834
Asset retirement obligations	233,169	$ 254,554	248,651	258,802		246,866			21,937
Total liabilities	50,436,401		49,428,828	44,630,477		31,339,700
Stockholders’ equity (deficit):
Preferred stock, par value $0.001, 500,000,000 shares authorized; -0- issued and outstanding June 30, 2023 and December 31, 2022
Common stock, par value $0.001; 500,000,000 shares authorized; 248,830,516 issued and outstanding at June 30, 2023;	25,193		24,883	24,883		16,547
Additional paid-in capital	72,526,846		71,956,656	68,401,176		51,345,640
Accumulated deficit	(121,041,141)		(119,219,378)	(112,202,305)		(81,662,591)
Total stockholders’ equity	(48,489,102)	$ (47,574,652)	(47,237,839)	(43,776,246)	$ (40,417,317)	(30,300,404)	$ 51,362,187	24,737,345	$ 32,359,080
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,947,299		$ 2,190,989	854,231		1,039,296
Previously Reported [Member]
Current assets:
Cash				737,404		569,298		319,987
Accounts receivable
Accounts receivable, related party						177,519
Prepayments - development costs				4,034		150,000
Prepaid expenses				32,614		62,300
Total current assets				774,052		959,117
Oil and natural gas properties, net				118,255,432		79,695,928
Other assets				80,179		80,179
TOTAL ASSETS				119,109,663		80,735,224
Current liabilities:
Accounts payable				1,271,140		3,891,649
Note Payable - META				21,589,362		22,573,724
Note Payable - Related Party				19,000,000		2,000,000
Accrued interest payable				2,511,173		1,571,336
Total current liabilities				44,371,675		30,036,709
Asset retirement obligations				258,802		246,866
Total liabilities				44,630,477		30,283,575
Stockholders’ equity (deficit):
Preferred stock, par value $0.001, 500,000,000 shares authorized; -0- issued and outstanding June 30, 2023 and December 31, 2022
Common stock, par value $0.001; 500,000,000 shares authorized; 248,830,516 issued and outstanding at June 30, 2023;				99,905		16,547
Additional paid-in capital				80,133,023		51,345,640
Accumulated deficit				(5,753,742)		(910,538)
Total stockholders’ equity				74,479,186		50,451,649
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)				119,109,663		80,735,224
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash
Accounts receivable
Accounts receivable, related party
Prepayments - development costs
Prepaid expenses
Total current assets
Oil and natural gas properties, net				(118,255,432)		(79,695,928)
Other assets
TOTAL ASSETS				(118,255,432)		(79,695,928)
Current liabilities:
Accounts payable						1,056,125
Note Payable - META
Note Payable - Related Party
Accrued interest payable
Total current liabilities						1,056,125
Asset retirement obligations
Total liabilities						1,056,125
Stockholders’ equity (deficit):
Preferred stock, par value $0.001, 500,000,000 shares authorized; -0- issued and outstanding June 30, 2023 and December 31, 2022
Common stock, par value $0.001; 500,000,000 shares authorized; 248,830,516 issued and outstanding at June 30, 2023;				(75,022)
Additional paid-in capital				(11,731,847)
Accumulated deficit				(106,448,563)		(80,752,053)
Total stockholders’ equity				(118,255,432)		(80,752,053)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)				$ (118,255,432)		$ (79,695,928)